Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Inventories
Stock of materials	$ 40,589	$ 74,216	[1]
Inventory write-down	400	1,700		$ 100
Inventory recognized as an expense	$ 321,400	$ 371,800		$ 267,500

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.